Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Securitized Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		8.49%	0.22%	1.68%
Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		8.21%	(0.17%)	1.50%
Performance Inception Date	Jul. 29, 2011
Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		6.47%	(1.43%)	0.28%
Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.83%	(0.68%)	0.61%